STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8.	STOCKHOLDERS’ EQUITY

On December 23, 2008, under the federal government’s Capital Purchase Program (“CPP”), the Company received $14,964,000 from the U.S. Treasury Department (“the UST”) for the issuance of 14,964 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 5% dividend for the first five years and 9% thereafter) and an additional 748 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 9% dividend) following the UST’s immediate exercise of preferred stock warrants. The $100,000 of incurred costs related to the preferred stock issuance was charged directly against preferred stock. The initial $848,000 discount recorded on preferred stock that resulted from allocating a portion of the proceeds to the warrants is accreted directly to retained earnings over a five- year period on a straight-line basis.

While the preferred stock under CPP was outstanding, the Company was subject to various restrictions governed by the executed documents with the UST, and by related governmental enactments. Such restrictions included: a) UST approval required for any increase in common dividends per share and for any repurchase of outstanding common stock; b) CPP period dividends required to be paid in full before dividends could be paid to common shareholders; c) no tax deduction to the Company for any senior executive officer whose compensation was above $500,000; and d) additional restrictions and compliance requirements on executive compensation.

On September 1, 2011, after appropriate regulatory approvals, the Company effectively redeemed all the senior preferred stock under the CPP, paying the UST $15,712,000 and accelerating the accretion of the remaining discount. Such redemption was in connection with the Company’s participation in the UST’s Small Business Lending Fund (“SBLF”) described below. The SBLF is a program separate and distinct from the Troubled Asset Relief Program (“TARP”), and thus, among other things, the restrictions noted above under the CPP or related government enactments are no longer applicable to the Company.

The SBLF is a UST program made available to community banks, designed to boost lending to small businesses by providing participating banks with capital and liquidity. In particular, the SBLF program targets commercial, industrial, owner-occupied real-estate and agricultural-based lending to qualifying small businesses, which include businesses with less than $50 million in revenue, and promotes outreach to women-owned, veteran-owned and minority-owned businesses.

On September 1, 2011, under the SBLF, the Company received $24,400,000 from the UST for the issuance of 24,400 shares of Non-cumulative Perpetual Preferred Stock, Series C, with $1,000 per share liquidation value. The $41,000 of incurred issuance costs was charged against additional paid-in capital. The annual dividend rate upon funding and for the following nine calendar quarters is 5%, unless there is growth in qualifying small business loans outstanding over a baseline which could reduce the rate to as low as 1% (as determined under the terms of the Securities Purchase Agreement (the “Agreement”)), adjusted quarterly. The dividend rate is fixed for the tenth quarter after funding through the end of the first four and one-half years at 7% (unless fixed at a lower rate given increased lending as similarly described above); and finally the dividend rate is fixed at 9% after four and one-half years if the preferred stock is not repaid. The Company’s weighted average dividend rate for the nine month period ended September 30, 2012 and the period from funding through September 30, 2011 was 5%. Under the terms of the Agreement, the Company will be required to provide various information, certifications, and reporting to the UST. At September 30, 2012 and December 31, 2011, the Company believes it was in compliance with the requirements set by the UST in the Agreement. The preferred stock (under CPP or SBLF) qualifies as Tier 1 capital for regulatory purposes.

For the nine months ended September 30, 2012 the Company had repurchased 80,692 shares of its common stock for gross proceeds of approximately $1,331,000.

NOTE 11. STOCKHOLDERS’ EQUITY

On March 18, 2005, the stockholders of the Company approved a reorganization plan for the purpose of taking the Company private by reducing its number of stockholders of record below 300. The reorganization plan permitted the Company to discontinue reporting to the Securities and Exchange Commission based on the reduced number of stockholders. The reorganization was accomplished through a cash-out merger whereby stockholders owning 1,500 or fewer shares of common stock were paid cash for each share owned.

In December 2008, through a private placement, the Company raised $9,500,000 in capital, issuing 594,083 shares. The $100,000 of incurred costs related to the private placement issuance was charged against additional paid-in capital.

On December 23, 2008, under the federal government’s Capital Purchase Program (“CPP”), the Company received $14,964,000 from the U.S. Treasury Department (“the UST”) for the issuance of 14,964 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 5% dividend for the first five years and 9% thereafter) and an additional 748 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 9% dividend) following the UST’s immediate exercise of preferred stock warrants. The $100,000 of incurred costs related to the preferred stock issuance was charged directly against preferred stock. The initial $848,200 discount recorded on preferred stock that resulted from allocating a portion of the proceeds to the warrants is accreted directly to retained earnings over a five-year period on a straight-line basis.
While the preferred stock under CPP was outstanding, the Company was subject to various restrictions governed by the executed documents with the UST, and by related governmental enactments. Such restrictions included: a) UST approval required for any increase in common dividends per share and for any repurchase of outstanding common stock; b) CPP period dividends required to be paid in full before dividends could be paid to common shareholders; c) no tax deduction to the Company for any senior executive officer whose compensation was above $500,000; and d) additional restrictions and compliance requirements on executive compensation. In September of 2009, the Company received approval from the UST and its regulator to repurchase up to 100,000 shares of its common stock, under which 96,600 shares of common stock at a cost of $1,618,880 were repurchased and subsequently retired during 2009. Similar approvals were obtained for 2010 and 2011, allowing repurchase of up to 100,000 shares of common stock each year. No shares were repurchased under these authorities during 2010 or 2011.

On September 1, 2011, after appropriate regulatory approvals, the Company effectively redeemed all the senior preferred stock under the CPP, paying the UST $15,712,000 and accelerating the accretion of the remaining discount. Such redemption was in connection with the Company’s participation in the UST’s Small Business Lending Fund (“SBLF”) described below. The SBLF is a program separate and distinct from the Troubled Asset Relief Program (“TARP”), and thus, among other things, the restrictions noted above under the CPP or related government enactments are no longer applicable to the Company.

The SBLF is a UST program made available to community banks, designed to boost lending to small businesses by providing participating banks with capital and liquidity. In particular, the SBLF program targets commercial, industrial, owner-occupied real-estate and agricultural-based lending to qualifying small businesses, which include businesses with less than $50 million in revenue, and promotes outreach to women-owned, veteran-owned and minority-owned businesses.

On September 1, 2011, under the SBLF, the Company received $24,400,000 from the UST for the issuance of 24,400 shares of Non-cumulative Perpetual Preferred Stock, Series C, with $1,000 per share liquidation value. The $41,000 of incurred issuance costs was charged against additional paid-in capital. The annual dividend rate upon funding and for the following nine calendar quarters is 5%, unless there is growth in qualifying small business loans outstanding over a baseline which could reduce the rate to as low as 1% (as determined under the terms of the Securities Purchase Agreement (the “Agreement”)), adjusted quarterly. The dividend rate is fixed for the tenth quarter after funding through the end of the first four and one-half years at 7% (unless fixed at a lower rate given increased lending as similarly described above); and finally the dividend rate is fixed at 9% after four and one-half years if the preferred stock is not repaid. The Company’s weighted average dividend rate for 2011 (since funding) was 5%. Under the terms of the Agreement, the Company will be required to provide various information, certifications, and reporting to the UST. At December 31, 2011, the Company believes it was in compliance with the requirements set by the UST in the Agreement. The preferred stock (under CPP or SBLF) qualifies as Tier 1 capital for regulatory purposes.